UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

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The Relative Value Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2017

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE RELATIVE VALUE FUND
CIA Class Shares – VFLEX
SEMI-ANNUAL REPORT
SEPTEMBER 30, 2017
Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Relative Value Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of The Relative Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

The Relative Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Number of Shares		Value
	Closed-End Funds – 18.7%
2,859	Advent Claymore Convertible Securities and Income Fund1	$46,344
1,618	Advent Claymore Enhanced Growth & Income Fund1	13,931
6,923	Alpine Total Dynamic Dividend Fund	62,307
411	American Capital Senior Floating Ltd	4,727
1,772	Ares Dynamic Credit Allocation Fund, Inc.	29,061
5,454	BlackRock Debt Strategies Fund, Inc.	63,648
41	Brookfield Real Assets Income Fund, Inc.	975
9,904	Clough Global Equity Fund1	131,327
15,749	Clough Global Opportunities Fund1	175,759
5,959	Cornerstone Strategic Value Fund, Inc.	88,253
1,078	Cornerstone Total Return Fund, Inc.	15,771
8,134	Delaware Enhanced Global Dividend & Income Fund1	96,469
1,359	First Trust Strategic High Income Fund II	18,496
7,382	Garrison Capital, Inc.1	62,230
3,449	Invesco High Income Trust II	52,080
6,115	Invesco Senior Income Trust	27,456
404	Korea Equity Fund, Inc.1	—
459	Lazard Global Total Return and Income Fund, Inc.	7,693
4,333	Lazard World Dividend & Income Fund, Inc.	49,093
1,572	Legg Mason BW Global Income Opportunities Fund, Inc.	21,128
4,552	Liberty All Star Equity Fund	27,449
5,790	Madison Covered Call & Equity Strategy Fund	45,452
3,423	Madison Strategic Sector Premium Fund	41,145
5,913	Managed Duration Investment Grade Municipal Fund1	81,540
2,095	Morgan Stanley Emerging Markets Debt Fund, Inc.	21,097
1,302	MVC Capital, Inc.	13,033
2,989	NexPoint Credit Strategies Fund1	68,897
3,123	Nuveen Credit Strategies Income Fund	26,514
211	Nuveen Mortgage Opportunity Term Fund	5,351
3,850	Nuveen Mortgage Opportunity Term Fund 2	94,402
10,982	Prudential Global Short Duration High Yield Fund, Inc.1	163,961
890	Prudential Short Duration High Yield Fund, Inc.	13,581
580	Special Opportunities Fund, Inc.	9,129
7,155	Templeton Emerging Markets Income Fund	82,783
6,172	Virtus Total Return Fund, Inc.	80,483
2,308	Western Asset Global High Income Fund, Inc.1	23,749
2,523	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	28,459
	Total Closed-End Funds (Cost $1,753,647)	1,793,773

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2017 (Unaudited)

Number of Shares		Value
	Common Stocks – 45.0%
	Communications – 13.6%
1,000	Gray Television, Inc.*	$15,700
10,937	Level 3 Communications, Inc.*1	582,833
1,500	Liberty Global PLC LiLAC - Class C*	34,950
2,085	National CineMedia, Inc.	14,553
1,710	Nexstar Broadcasting Group, Inc.	106,533
675	Straight Path Communications, Inc. - Class B*1	121,952
600	TEGNA, Inc.	7,998
4,039	Time Warner, Inc.1	413,796
		1,298,315
	Consumer Discretionary – 1.9%
2,020	Advisory Board Co.*	108,322
861	DR Horton, Inc.	34,380
461	HSN, Inc.	18,002
2,013	Potbelly Corp.*	24,961
		185,665
	Consumer Staples– 0.7%
4,000	Darling Ingredients, Inc.*	70,080
	Energy– 5.1%
8,197	Rice Energy, Inc.*	237,221
6,805	Silver Spring Networks, Inc.*	110,037
5,650	Western Refining Logistics LP	145,770
		493,028
	Financials – 1.8%
1,358	Andina Acquisition Corp. II*	13,797
1,749	Ares Capital Corp.1	28,666
500	Atlantic Acquisition Corp.*	5,140
265	Constellation Alpha Capital Corp.*2	2,703
462	Draper Oakwood Technology Acquisition, Inc.*	4,703
325	First Potomac Realty Trust - REIT	3,621
500	Hennessy Capital Acquisition Corp. III*	5,163
501	I-AM Capital Acquisition Co.*	5,130
490	Industrea Acquisition Corp.*	4,949
572	Osprey Energy Acquisition Corp.*	5,680
574	Parkway, Inc. - REIT	13,219
1,143	Pensare Acquisition Corp.*	11,807
4,291	Resource Capital Corp.	46,257
1,447	Royce Micro-Cap Trust, Inc.	13,573
299	TCG BDC, Inc.	5,627
		170,035

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2017 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care – 14.0%
1,432	C.R. Bard, Inc.1	$458,956
1,433	Kite Pharma, Inc.*1	257,668
3,384	Neuroderm Ltd.*	131,638
3,230	PAREXEL International Corp.*1	284,498
6,427	VWR Corp.*1	212,798
		1,345,558
	Industrials – 1.4%
987	Orbital ATK, Inc.	131,429
	Materials – 1.4%
9,360	Dominion Diamond Corp.1	132,725
	Technology – 4.9%
1,914	Exa Corp.*	46,281
3,630	NXP Semiconductors N.V.*2	410,517
639	TTM Technologies, Inc.*	9,821
		466,619
	Utilities – 0.2%
7,500	Maxim Power Corp.*	16,048
	Total Common Stocks (Cost $4,271,731)	4,309,502
	Preferred Stocks – 1.1%
	Financials – 1.1%
60	Great Elm Capital Corp. 8.250%, 6/30/20	1,504
351	Harvest Capital Credit Corp. 6.125%, 9/15/22	8,915
1,112	KCAP Financial, Inc. 6.125%, 9/30/22	27,778
433	Stellus Capital Investment Corp. 5.750%, 9/15/22	11,020
132	THL Credit, Inc. 6.750%, 11/15/21	3,324
1,554	TICC Capital Corp. 6.500%, 3/30/243	40,652
396	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/22	10,011
		103,204
	Total Preferred Stocks (Cost $101,568)	103,204

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2017 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts – 0.0%
	Call Options – 0.0%
	AT&T, Inc.
5	Exercise Price: $39.00, Notional Amount: $19,500, Expiration Date: January 19, 2018	$625
	NXP Semiconductors N.V.
3	Exercise Price: $110.00, Notional Amount: $33,000, Expiration Date: October 20, 2017	990
	Total Call Options (Cost $1,234)	1,615
	Put Options – 0.0%
	NXP Semiconductors N.V.
3	Exercise Price: $110.00, Notional Amount: $33,000, Expiration Date: December 15, 2017	240
	Total PUT Options (Cost $602)	240
	Total Purchased Options Contracts (Cost $1,836)	1,855

Number of Shares
	Rights – 0.0%
15	Reaves Utility Income Fund, Expiration Date: October 4, 2017*	6
	Total Rights (Cost $2)	6
	Short-Term Investments – 40.2%
3,843,517	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 0.89%1	3,843,517
	Total Short-Term Investments (Cost $3,843,517)	3,843,517
	Total Investments – 105.0% (Cost $9,972,301)	10,051,857
	Liabilities in Excess of Other Assets – (5.0)%	(482,909)
	Total Net Assets – 100.0%	$9,568,948

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2017 (Unaudited)

Number of Shares		Value
	Securities Sold Short – (11.9)%
	Common Stocks – (10.0)%
	Communications – (4.5)%
(3,268)	AT&T, Inc.	$(128,008)
(15,626)	CenturyLink, Inc.	(295,331)
(90)	Criteo S.A.*	(3,735)
		(427,074)
	Consumer Discretionary – (0.4)%
(115)	Aaron’s, Inc.	(5,017)
(759)	Liberty Interactive Corp. QVC Group - Class A*	(17,890)
(98)	Restaurant Brands International, Inc.	(6,260)
(100)	RH*	(7,032)
(41)	Royal Caribbean Cruises Ltd.	(4,860)
		(41,059)
	Energy – (3.6)%
(2,957)	Andeavor Logistics LP	(148,027)
(3,032)	EQT Corp.	(197,808)
		(345,835)
	Health Care – (1.5)%
(727)	Becton, Dickinson and Co.	(142,456)
	Technology – (0.0)%
(185)	Evolent Health, Inc. - Class A*	(3,293)
	Total Common Stocks (Proceeds $970,128)	(959,717)
	Exchange-Traded Funds – (1.9)%
(1,400)	SPDR Bloomberg Barclays High Yield Bond ETF	(52,248)
(500)	SPDR S&P500 ETF Trust	(125,615)
	Total Exchange-Traded Funds (Proceeds $175,524)	(177,863)
	Total Securities Sold Short (Proceeds $1,145,652)	$(1,137,580)

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short. Aggregate value of segregated securities were $1,668,340.
2 Foreign security denominated in U.S. Dollars.
3 Callable.
See accompanying Notes to Financial Statements.

The Relative Value Fund
SUMMARY OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Closed-End Funds	18.7%
Common Stocks
Health Care	14.0%
Communications	13.6%
Energy	5.1%
Technology	4.9%
Consumer Discretionary	1.9%
Financials	1.8%
Materials	1.4%
Industrials	1.4%
Consumer Staples	0.7%
Utilities	0.2%
Total Common Stocks	45.0%
Preferred Stocks
Financials	1.1%
Total Preferred Stocks	1.1%
Purchased Options Contracts
Call Options	0.0%
Put Options	0.0%
Total Purchased Options Contracts	0.0%
Short-Term Investments	40.2%
Rights	0.0%
Total Investments	105.0%
Liabilities in Excess of Other Assets	(5.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $9,970,465)	$10,050,002
Purchased options contracts, at value (cost $1,836)	1,855
Cash deposited with brokers for securities sold short	1,110,109
Receivables:
Investment securities sold	136,362
Fund shares sold	55,000
Dividends and interest	5,667
Due from Advisor	126,463
Prepaid expenses	2,669
Total assets	11,488,127
Liabilities:
Securities sold short, at value (proceeds $1,145,652)	1,137,580
Foreign currency due to custodian, at value (proceeds $16,983)	16,641
Payables:
Investment securities purchased	292,112
Fund shares redeemed	380,891
Offering costs payable	36,469
Organizational costs payable	12,869
Auditing fees	7,719
Transfer agent fees and expenses	7,553
Registration fees	3,275
Trustees’ fees and expenses	2,534
Diviends and interest on securities sold short	663
Interest expense	2
Accrued other expenses	20,871
Total liabilities	1,919,179
Net Assets	$9,568,948

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2017 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$9,453,683
Accumulated net investment income	38,824
Accumulated net realized loss on investments, purchased options, securities sold short, written option contracts and foreign currency transactions	(11,529)
Net unrealized appreciation (depreciation) on:
Investments	79,537
Purchased option contracts	19
Securities sold short	8,072
Foreign currency translations	342
Net Assets	$9,568,948
Maximum Offering Price per Share:
CIA Class Shares:
Net assets applicable to shares outstanding	$9,568,948
Shares of common stock issued and outstanding	377,171
Net asset value per share	$25.37

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF OPERATIONS
For the Period June 12, 2017* Through September 30, 2017 (Unaudited)

Investment Income:
Dividends	$84,099
Interest	5,678
Total investment income	89,777
Expenses:
Offering costs	36,469
Advisory fees	31,399
Legal fees	28,254
Auditing fees	16,199
Transfer agent fees and expenses	13,336
Organization costs	12,869
Insurance fees	9,368
Dividends on securities sold short	9,177
Trustees’ fees and expenses	7,534
Fund administration fees	4,445
Registration fees	3,275
Chief Compliance Officer fees	3,138
Shareholder reporting fees	3,014
Miscellaneous	4,567
Fund accounting fees	1,808
Interest expense	934
Custody fees	452
Interest on securities sold short	23
Total expenses	186,261
Advisory fees waived and other expenses absorbed	(135,308)
Net expenses	50,953
Net investment income	38,824
Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short, Written Options Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(4,956)
Purchased options contracts	(2,038)
Securities sold short	(4,420)
Written options contracts	32
Foreign currency transactions	(147)
Net realized loss	(11,529)
Net change in unrealized appreciation/depreciation on:
Investments	79,537
Purchased options contracts	19
Securities sold short	8,072
Foreign currency translations	342
Net change in unrealized appreciation/depreciation	87,970
Net realized and unrealized gain on investments, purchased option contracts, securities sold short, written option contracts, and foreign currency	76,441
Net Increase in Net Assets from Operations	$115,265

* Commencement of Operations
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period June 12, 2017* Through September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$38,824
Net realized loss on investments, purchased options contracts, securities sold short, written options contracts, and foreign currency	(11,529)
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, securities sold short, and foreign currency	87,970
Net increase in net assets resulting from operations	115,265
Capital Transactions:
Net proceeds from shares sold:
CIA Class	9,834,574
Cost of shares redeemed:
CIA Class	(380,891)
Net increase in net assets from capital transactions	9,453,683
Total increase in net assets	9,568,948
Net Assets:
Beginning of period	—
End of period	$9,568,948
Accumulated net investment income	$38,824
Capital Share Transactions:
Shares sold:
CIA Class	392,185
Shares redeemed:
CIA Class	(15,014)
Net increase in capital share transactions	377,171

* Commencement of Operations
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CASH FLOWS
For the Period June 12, 2017* Through September 30, 2017 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$115,265
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(13,233,001)
Sales of long-term portfolio investments	7,101,097
Proceeds from securities sold short	2,626,570
Cover short securities	(1,485,338)
Proceeds from written options	32
Purchases of short-term investments, net	(3,847,391)
Increase in cash deposited with broker for securities sold short	(1,110,109)
Increase in investment securities sold receivable	(136,362)
Increase in dividends and interest receivable	(5,667)
Increase in due from advisor	(126,463)
Increase in prepaid expenses	(2,669)
Increase in foreign currency	16,641
Increase in investment securities purchased	292,112
Increase in dividends and interest on securities sold short	663
Increase in interest expense	2
Increase in accrued expenses	91,290
Net realized loss	11,382
Net change in unrealized appreciation/depreciation	(87,628)
Net cash used for operating activities	(9,779,574)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	9,779,574
Cost of shares redeemed	—
Dividends paid to shareholders, net of reinvestments	—
Net cash provided by financing activities	9,779,574
Net increase (decrease) in cash	—
Cash:
Beginning of period	—
End of period	$—

* Commencement of Operations
See accompanying Notes to Financial Statements.

The Relative Value Fund
FINANCIAL HIGHLIGHTS
CIA Class

Per share operating performance.
For a capital share outstanding throughout each period.
For the Period June 12, 2017* Through September 30, 2017 (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income1	0.14
Net realized and unrealized gain (loss) on investments	0.23
Total from investment operations	0.37
Net asset value, end of period	$25.37
Total return	1.48%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,569
Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	8.89%3,4
After fees waived	2.43%3,4
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	(4.61)%3
After fees waived	1.85%3
Portfolio turnover rate	132%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.48% for the period ended September 30, 2017.
See accompanying Notes to Financial Statements.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

Note 1 — Organization
The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund intends to operate as an interval fund. The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated November 23, 2016 (the “Declaration of Trust”). Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Currently, RiverNorth Capital Management, LLC (“RiverNorth”) and Angel Oak Capital Advisors, LLC (“Angel Oak”) serve as Sub-Advisers to the Fund (each, a “Sub-Adviser” and together, the “Sub-Advisers”) (the Investment Manager and the Sub-Advisers together, the “Advisers”).
The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on June 12, 2017.
The Fund offers two classes of shares, Advisor Class Shares and CIA Class Shares. Advisor Class Shares and CIA Class Shares are subject to different fees and expenses. Only the CIA Class of shares is operational as of September 30, 2017. The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares.
The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2017 (Unaudited)

quotation that is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’.
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2017 (Unaudited)

to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.
Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2017 (Unaudited)

(g) Short-Term Investments
The Fund invests a significant amount (40.2% as of September 30, 2017) in the Morgan Stanley Institutional Liquidity Fund — Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.
MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per April 30, 2017 Semi-Annual report of Morgan Stanley Institutional Liquidity Fund — Government Portfolio was 0.17%.
(h) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
The Fund incurred offering costs of approximately $104,886, which are being amortized over a one-year period from June 12, 2017.
(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and from the commencement of operations on June 12, 2017 through September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2017 (Unaudited)

(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
Note 3 — Investment Advisory and Other Agreements
The Fund pays the Investment Manager a management fee (the “Investment Management Fee”) at an annual rate of 1.50%, payable monthly in arrears, based upon the Fund’s net assets as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and RiverNorth, RiverNorth receives a portfolio management fee equal to 1.00% on an annualized basis of the Fund’s net asset value (“NAV”) as of each month-end, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Angel Oak, Angel Oak receives a portfolio management fee equal to 0.80% on an annualized basis of the Fund’s NAV as of each month-end, subject to certain adjustments. Each Sub-Adviser’s fee is paid by the Investment Manager out of the Investment Management Fee.
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.95% and 1.95% of the average daily net assets of Advisor Class Shares and CIA Class Shares, respectively (the “Expense Limit”). The Expense Limitation and Reimbursement Agreement has an initial one-year term, which ends on May 1, 2018. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter. None of the Fund, the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement during the initial term. After May 1, 2018, any of the Fund, the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice.
For the period ended September 30, 2017, the Investment Manager waived its fees and absorbed other expenses totaling $135,308. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. At September 30, 2017, the amount of these potentially recoverable expenses was $135,308. The Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2021	$135,308
Total	$135,308
Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2017 (Unaudited)

Certain trustees and officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrators. For the period ended September 30, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s administrators are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period ended September 30, 2017, are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
At September 30, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:
Cost of investments	$8,826,649
Gross unrealized appreciation	$154,098
Gross unrealized depreciation	(66,470)
Net unrealized appreciation on investments	$87,628

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
Note 5 — Investment Transactions
For the period ended September 30, 2017, purchases and sales of investments, excluding short-term investments, were $13,232,672 and $7,101,097, respectively. Proceeds from securities sold short and cover short securities were $2,626,570 and $1,485,338, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Each repurchase offer will be between 5% and 25% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 14 days prior to the date of repurchase by the Fund.
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2017 (Unaudited)

of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s assets carried at fair value:
	Level 1	Level 2	Level 3**	Total
Assets
Investments
Closed-End Funds	$1,793,773	$—	$—	$1,793,773
Common Stocks*	4,309,502	—	—	4,309,502
Preferred Stocks	103,204	—	—	103,204
Purchased Options Contracts	1,855	—	—	1,855
Rights	6	—	—	6
Short-Term Investments	3,843,517	—	—	3,843,517
Total Assets	$10,051,857	$—	$—	$10,051,857
Liabilities
Securities Sold Short
Common Stocks*	$959,717	$—	$—	$959,717
Exchange-Traded Funds	177,863	—	—	177,863
Total Liabilities	$1,137,580	$—	$—	$1,137,580

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2017 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end
Note 9 — Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the period ended September 30, 2017.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2017 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	1,855	Written options contracts, at value	—
Total		$1,855		$—

The effects of derivative instruments on the Statement of Operations for the period ended September 30, 2017 are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity contracts	$(2,038)	$32	$—
Total	$(2,038)	$32	$—

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$—	$19	—	$19
Total	$—	$19	$—	$19

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2017 are as follows:
Derivative	Quarterly Average	Amount
Options Contracts — Purchased	number of contracts	11
Note 10 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Relative Value Fund
Supplemental Information
(Unaudited)

Approval of the Investment Management and Sub-Advisory Agreements
At the meeting of the Board held on December 5, 2016, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the Investment Management Agreement between the Investment Manager and the Fund and the Investment Sub-Advisory Agreements among the Investment Manager, the Fund, and, on an individual basis, each of the Sub-Advisers (the “Investment Sub-Advisory Agreements” and, together with the Investment Management Agreement, the “Advisory Agreements”).
In advance of the December 5, 2016 meeting, the Independent Trustees requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Advisers. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Advisers to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Advisers who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Advisers’ key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.
PERFORMANCE
The Board considered the investment experience of the Advisers. Because the Fund had not yet commenced operations, the Board was not able to review Fund performance. However, the Board reviewed the performance of other investment products advised by the Advisers with objectives and strategies similar to those of the Fund.
FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS
The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board also reviewed the proposed distribution fee to be paid to Foreside by the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds and information with respect to other funds managed by the Sub-Advisers. The Board noted that the Investment Manager has contractually agreed to limit total

The Relative Value Fund
Supplemental Information — Continued
(Unaudited)

annual operating expenses until assets support the expenses of the Fund. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the Fund’s investment management under the Advisory Agreements. The Board considered the Fund’s advisory fees and the fees to be paid by the Investment Manager to each of the Sub-Advisers and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board also determined that, since the Fund has no assets, economies of scale were not present at this time.
PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES
The Board considered and reviewed pro-forma information concerning the costs incurred and profits expected to be realized by the Investment Manager from the Investment Manager’s relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement and each Investment Sub-Advisory Agreement for an initial two year term.

The Relative Value Fund
SUPPLEMENTAL INFORMATION — Continued
(Unaudited)

Privacy Policy
FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

The Relative Value Fund
SUPPLEMENTAL INFORMATION — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes — information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.
Questions?	Call 1-877-779-1999.

[This page intentionally left blank.]

The Relative Value Fund
Fund Information
(Unaudited)

	TICKER	CUSIP
The Relative Value Fund — CIA Class Shares	VFLEX	75943J100
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 779-1999. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
The Relative Value Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Relative Value Fund

-----------------------------------------------------------

By (Signature and Title)*    /s/ Michael Peck

----------------------------------------------

Michael Peck, President

(Principal Executive Officer)

Date December 5, 2017

-------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael Peck

----------------------------------------------

Michael Peck, President

(Principal Executive Officer)

Date December 5, 2017

-------------------------------------------------------------------

By (Signature and Title)*    /s/ Chad Eisenberg

----------------------------------------------

Chad Eisenberg, Treasurer

(Principal Financial Officer)

Date December 5, 2017

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* Print the name and title of each signing officer under his or her signature.